7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY: Schedule of Calculation for the Investment in AFOy (Tables)	12 Months Ended
Dec. 31, 2022
Tables/Schedules
Schedule of Calculation for the Investment in AFOy

AFOy’s net loss from January 1, 2022 to December 31, 2022	$128,517
The Company’s ownership % from January 1, 2022 to December 31, 2022	49%
Share of loss of an associate for the year ended December 31, 2022	$62,973